Investments and Recurring Fair Value Measurements (Details) - Schedule of monte carlo simulation model for the private warrants - $ / shares		9 Months Ended
	Mar. 02, 2021	Sep. 30, 2021
Schedule of monte carlo simulation model for the private warrants [Abstract]
Risk-free interest rate	1.01%	1.18%
Expected term (years)	6 years 5 months 15 days	6 years 2 months 8 days
Stock price (in Dollars per share)	$ 9.584	$ 9.780
Probability of completing business combination	80.00%	90.00%
Expected volatility	24.20%	12.50%
Exercise price (in Dollars per share)	$ 11.50	$ 11.50